          -
      PROVIDENT
-------------------------------------------------------------------------------
                     400 Bellevue Parkway, Wilmington, DE 19809 - Phone:
    INSTITUTIONAL              302-792-2555 - Fax: 302-792-5876
        FUNDS

          -

G. Willing Pepper
Chairman

                        TEMPORARY INVESTMENT FUND, INC.

Dear Shareholder:

     We are pleased to present the Semi-Annual Report to Shareholders of Temporary Investment Fund, Inc. for the period ended March 31, 1998. The accompanying Investment Adviser's Report provides information on the economy, money markets, and our Funds.

     Provident Institutional Funds offer a variety of high quality Taxable and Tax-Exempt Money Market Funds to meet the varied needs of our investors. Please contact your account representative or call our Client Service Center at (800) 821-7432 to discuss your investment options. We welcome the opportunity to serve you.

                                         Sincerely,

                                         /s/ G. Willing Pepper

                                         G. Willing Pepper
                                         Chairman

                        TEMPORARY INVESTMENT FUND, INC.

                    Semi-Annual Investment Adviser's Report

     The U.S. economy finished 1997 in strong style, as the fourth quarter's gross domestic product (GDP) grew by 3.7% and the Asian crisis had less of a dampening effect than was initially anticipated. With a preliminary estimate of 4.2% GDP growth, first quarter reports are continuing to demonstrate strong business activity and low inflation. In fact, for the twelve months ended March 31, 1998 prices at the wholesale level declined 1.8%, while consumer prices were higher by only 1.4%. New home sales led first quarter growth, benefiting from low interest rates, heightened job security and surging personal wealth. In response to this best of both worlds environment, the Federal Reserve has not changed monetary policy in over a year. The outlook for short-term interest rates will largely depend on the Asian situation, with a slight easing of policy if the economy slows, and a small tightening if it continues to grow at better than a 3.5% pace, In the meantime we anticipate rates should remain near current levels, with overnight yields around 5.50%. The short-term yield curve should also remain quite flat, with only modest incremental yield opportunity in six to twelve-month maturities.

     In managing the Fund's two portfolios, TempFund and TempCash, we continued to strive to minimize interest rate and credit risk, relying on a disciplined investment approach to provide safety of principal, high credit quality and competitive returns. While maintaining a generally market neutral portfolio maturity range during the period, we lengthened portfolio investments, on occasion, in order to capture a more positively sloped yield curve while maintaining sufficient liquidity to meet seasonal pressures such as year-end, quarter-end and April's tax date. The Fund's combined average assets ranged between $12.2-$13.9 billion during the period, closing March at $12.7 billion.

                                       BlackRock Institutional Management
                                       Corporation

                               TEMPFUND PORTFOLIO
                        Temporary Investment Fund, Inc.
                            Statement of Net Assets

                                 March 31, 1998
                                  (Unaudited)

                        MATURITY     PAR
                          DATE      (000)         VALUE
                        --------   --------   --------------
CERTIFICATES OF DEPOSIT--8.2%
BANK NOTES--8.2%
  Bank of America National Trust & Savings
    5.53%.............  04/13/98   $100,000   $  100,000,000
    5.54%.............  06/11/98    100,000      100,001,937
    5.51%.............  02/17/99     87,500       87,421,416
  Comerica Bank--Detroit
    6.175%............  05/27/98     25,000       25,004,351
  First National Bank of Chicago
    5.94%.............  07/01/98    100,000       99,985,714
  LaSalle National Bank
    6.23%.............  04/03/98     25,000       25,000,000
    5.71%.............  05/05/98     50,000       50,000,000
    6.10%.............  05/15/98     30,000       29,999,310
    5.95%.............  09/14/98     25,000       24,994,567
    5.55%.............  02/16/99     20,000       19,972,897
  NationsBank of North Carolina
    5.53%.............  04/15/98    100,000      100,000,000
  Northern Trust Bank
    5.96%.............  06/17/98     50,000       49,995,992
                                              --------------
    Total Certificates of Deposit
      (Cost $712,376,184)..................      712,376,184
                                              --------------
COMMERCIAL PAPER--62.1%
AGRICULTURAL SERVICES--0.3%
  Archer Daniels Midland Co.
    5.47%.............  07/09/98     25,000       24,623,937
                                              --------------
ASSET BACKED SECURITIES--0.3%
  FCAR Owner Trust Series I
    5.45%.............  05/22/98     25,000       24,806,979
                                              --------------
BUSINESS CREDIT INSTITUTIONS--0.4%
  U.S. Central Credit Union
    5.48%.............  06/25/98     33,000       32,573,017
                                              --------------
CONVERTED PAPER & PAPERBOARD--1.7%
  Minnesota Mining & Manufacturing Co.
    5.60%.............  04/21/98     50,000       49,844,444
    5.60%.............  04/24/98    100,000       99,642,222
                                              --------------
                                                 149,486,666
                                              --------------
FINANCE LESSORS--5.1%
  General Electric Capital Corp.
    5.43%.............  05/05/98    200,000      198,974,333
    5.45%.............  06/12/98    100,000       98,910,000
    5.49%.............  07/17/98    150,000      147,552,376
                                              --------------
                                                 445,436,709
                                              --------------
FINANCE SERVICES--16.3%
  Barton Capital Corp.
    5.56%.............  04/07/98     86,962       86,881,415
    5.46%.............  05/15/98     51,340       50,997,391
    5.50%.............  07/02/98     73,358       72,326,913

                        MATURITY     PAR
                          DATE      (000)         VALUE
                        --------   --------   --------------
COMMERCIAL PAPER (CONTINUED)
FINANCE SERVICES (CONTINUED)
    5.49%.............  07/14/98   $ 94,047   $   92,555,415
    5.38%.............  07/15/98     65,239       64,215,291
    5.47%.............  09/15/98     46,090       44,920,479
  Dakota Certificates Program
    5.45%.............  04/14/98     75,000       74,852,396
    5.45%.............  04/16/98     75,000       74,829,688
    5.45%.............  04/17/98     60,161       60,015,277
    5.50%.............  04/17/98     50,000       49,877,778
    5.45%.............  04/23/98     25,000       24,916,736
    5.45%.............  04/24/98     50,000       49,825,903
    5.45%.............  05/07/98     50,000       49,727,500
    5.52%.............  06/05/98    100,000       99,003,333
  Riverwoods Funding Corp.
    5.50%.............  06/22/98     30,000       29,624,167
  Windmill Funding
    5.45%.............  04/24/98    250,931      250,057,273
    5.47%.............  04/27/98     27,584       27,475,028
    5.47%.............  04/30/98     85,713       85,335,315
    5.47%.............  05/14/98    112,753      112,016,316
    5.52%.............  06/19/98     25,021       24,717,912
                                              --------------
                                               1,424,171,526
                                              --------------
LIFE INSURANCE--2.1%
  Prudential Funding Corp.
    5.39%.............  08/10/98     90,000       88,234,775
    5.46%.............  08/10/98    100,000       98,013,167
                                              --------------
                                                 186,247,942
                                              --------------
MISCELLANEOUS BUSINESS CREDIT INSTITUTIONS--3.0%
  National Rural Utilities Coop. Finance Corp.
    5.68%.............  04/10/98     60,000       59,914,800
    5.70%.............  04/13/98     50,000       49,905,000
    5.70%.............  04/14/98     25,000       24,948,542
    5.70%.............  04/17/98     30,000       29,924,000
    5.48%.............  06/19/98     40,000       39,518,978
    5.47%.............  07/09/98     60,000       59,097,450
                                              --------------
                                                 263,308,770
                                              --------------
MOTOR VEHICLES & CAR BODIES--0.8%
  Daimler-Benz North America Corp.
    5.47%.............  05/28/98     73,000       72,367,759
                                              --------------
PERSONAL CREDIT INSTITUTIONS--4.6%
  Associates Corp. of North America
    5.44%.............  05/04/98     75,000       74,626,000
    5.44%.............  05/05/98     75,000       74,614,667
    5.45%.............  05/08/98     75,000       74,579,896
    5.45%.............  05/11/98     75,000       74,545,833
    5.43%.............  06/17/98    100,000       98,838,583
                                              --------------
                                                 397,204,979
                                              --------------

                See accompanying notes to financial statements.

                               TEMPFUND PORTFOLIO
                      Statement of Net Assets (Continued)

                                  (Unaudited)

                        MATURITY     PAR
                          DATE      (000)         VALUE
                        --------   --------   --------------
COMMERCIAL PAPER (CONTINUED)
PETROLEUM REFINING--1.5%
  British Petroleum Co. PLC
    5.44%.............  05/18/98   $ 85,000   $   84,396,311
    5.44%.............  05/26/98     50,000       49,584,444
                                              --------------
                                                 133,980,755
                                              --------------
RETAIL--LUMBER & OTHER BUILDING MATERIALS--2.9%
  Home Depot Real Estate Funding, Inc.
    5.54%.............  04/06/98    250,000      249,807,639
                                              --------------
SECURITY BROKERS & DEALERS--7.6%
  C.S. First Boston, Inc.
    5.45%.............  05/14/98     59,000       58,615,926
    5.45%.............  05/22/98     43,000       42,668,004
    5.50%.............  06/09/98     20,000       19,789,167
    5.50%.............  06/10/98     25,000       24,732,639
    5.50%.............  06/12/98     26,000       25,714,000
  Merrill Lynch & Co.
    5.67%.............  06/01/98    100,000       99,039,250
  Morgan Stanley Group, Inc.
    5.43%.............  05/08/98    200,000      198,883,833
    5.46%.............  05/15/98    100,000       99,332,667
    5.43%.............  06/19/98    100,000       98,808,417
                                              --------------
                                                 667,583,903
                                              --------------
SHORT-TERM BUSINESS CREDIT INSTITUTIONS--12.6%
  Asset Securitization Coop. Corp.
    5.46%.............  05/07/98    142,350      141,572,769
  Corporate Asset Funding, Inc.
    5.45%.............  04/13/98    100,000       99,818,333
    5.45%.............  04/15/98     75,000       74,841,042
    5.45%.............  04/22/98     75,000       74,761,563
  Corporate Receivables Corp.
    5.41%.............  04/13/98    144,250      143,989,869
    5.45%.............  04/20/98     25,000       24,928,090
    5.45%.............  05/14/98     35,000       34,772,160
  CXC, Inc.
    5.41%.............  04/13/98     40,000       39,927,867
    5.45%.............  04/15/98     25,000       24,947,014
    5.45%.............  05/01/98     40,000       39,818,333
    5.50%.............  07/09/98     25,000       24,621,875
    5.50%.............  07/10/98     50,000       49,236,111
    5.46%.............  09/14/98     37,100       36,165,946
  Delaware Funding Corp.
    5.48%.............  04/24/98    150,000      149,474,833
    5.45%.............  04/29/98     50,291       50,077,821
    5.50%.............  06/10/98     94,037       93,031,326
                                              --------------
                                               1,101,984,952
                                              --------------
SOAPS & DETERGENTS CLEANING--0.9%
  Procter & Gamble Co.
    5.60%.............  04/22/98     75,000       74,755,000
                                              --------------

                        MATURITY     PAR
                          DATE      (000)         VALUE
                        --------   --------   --------------
COMMERCIAL PAPER (CONTINUED)
TELEPHONE COMMUNICATIONS--2.0%
  SBC Communications, Inc.
    5.47%.............  07/09/98   $ 50,000   $   49,247,875
    5.47%.............  07/10/98    125,000      123,100,694
                                              --------------
                                                 172,348,569
                                              --------------
    Total Commercial Paper
      (Cost $5,420,689,102)................    5,420,689,102
                                              --------------
VARIABLE RATE OBLIGATIONS+--16.1%
ASSET BACKED SECURITIES--5.2%
  SMM Trust 1997-A
    5.6875%...........  06/23/98    175,000      175,000,000
  SMM Trust 1997-X
    5.6875%...........  04/12/98    100,000      100,000,000
  SMM Trust 1998-B
    5.6874%...........  04/05/98    175,000      175,000,000
                                              --------------
                                                 450,000,000
                                              --------------
BANKS--2.3%
  First Bank of South Dakota
    5.5575%...........  04/15/98    100,000       99,962,344
  National City
    Indiana
    5.5735%...........  04/20/98    100,000       99,959,726
                                              --------------
                                                 199,922,070
                                              --------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION--1.1%
  Federal National Mortgage Association
    5.282%............  04/07/98    100,000      100,000,000
                                              --------------
SECURITY BROKERS & DEALERS--7.5%
  Bear Stearns Companies, Inc.
    5.6575%...........  04/20/98    150,000      150,000,000
    5.575%............  05/06/98    150,000      150,000,000
    5.575%............  05/24/98    150,000      150,000,000
  Goldman Sachs Group, L.P.
    5.6875%...........  05/26/98     80,000       80,000,000
  Merrill Lynch & Co.
    5.7675%...........  04/13/98     25,000       25,010,913
  Morgan Stanley Group
    5.575%............  05/18/98    100,000      100,000,000
                                              --------------
                                                 655,010,913
                                              --------------
    Total Variable Rate Obligations
      (Cost $1,404,932,983)................    1,404,932,983
                                              --------------
MEDIUM TERM NOTES--7.5%
BANKS--0.6%
  J.P. Morgan & Co., Inc.
    5.75%.............  03/10/99     50,000       50,000,000
                                              --------------
SECURITY BROKERS & DEALERS--6.9%
  Goldman Sachs Group, L.P.
    5.78%.............  04/06/98     75,000       75,000,000
    5.66%.............  05/05/98    150,000      150,000,000
    5.62%.............  07/27/98     75,000       75,000,000

                See accompanying notes to financial statements.

                               TEMPFUND PORTFOLIO
                      Statement of Net Assets (Continued)

                                  (Unaudited)

                        MATURITY     PAR
                          DATE      (000)         VALUE
                        --------   --------   --------------
MEDIUM TERM NOTES (CONTINUED)
SECURITY BROKERS & DEALERS (CONTINUED)
  Merrill Lynch & Co.
    5.6775%...........  03/02/99   $ 35,000   $   35,000,000
    6.225%............  04/07/98     50,000       50,000,000
    5.82%.............  08/04/98     75,000       75,000,000
    5.895%............  08/11/98     50,000       50,000,000
    5.98%.............  08/18/98    100,000      100,000,000
                                              --------------
                                                 610,000,000
                                              --------------
    Total Medium Term Notes
      (Cost $660,000,000)..................      660,000,000
                                              --------------
REPURCHASE AGREEMENTS--6.2%
  Lehman Government Securities, Inc.
    6.125%............  04/01/98     80,800       80,800,000
    (Agreement dated 03/31/98 to
      be repurchased at
      $80,813,747 collateralized
      by $35,525,000 U.S.
      Treasury Bond 10.75% due
      05/15/03 and $36,838,000
      U.S. Treasury Notes 6.375%
      to 8.250% due 07/15/98 to
      09/30/01. Market value of
      collateral is
      $82,384,053.)
  Morgan Stanley & Co.
    6.125%............  04/01/98    180,000      180,000,000
    (Agreement dated 03/31/98 to
      be repurchased at
      $180,030,625
      collateralized by
      265,290,000 Federal Home
      Loan Mortgage Corp.
      Discount Notes due
      11/13/17 to 02/04/28,
      $50,250,000 Federal
      National Mortgage
      Association 0.00% to 6.59%
      due 06/28/06 to 03/27/08,
      $31,930,000 Student Loan
      Marketing Association
      5.56% to 6.17% due
      09/10/99 to 03/06/01,
      $15,740,000 Tennessee
      Valley Authority 5.88% to
      8.625% due 08/30/01 to
      04/01/36 and $137,347,000
      U.S. Treasury Strips due
      05/15/99 to 02/15/25.
      Market value of collateral
      is $184,480,871.)

                        MATURITY     PAR
                          DATE      (000)         VALUE
                        --------   --------   --------------
REPURCHASE AGREEMENTS (CONTINUED)
  Swiss Bank Corp.
    5.89%.............  04/01/98   $200,000   $  200,000,000
    (Agreement dated 03/31/98 to
      be repurchased at
      $200,032,722
      collateralized by
      $339,011,000 U.S. Treasury
      Strips due 11/15/06 to
      11/15/21, $16,226,000 U.S.
      Treasury Notes 5.375% to
      6.75% due 05/31/99 to
      03/31/03 and $7,000,000
      Student Loan Marketing
      Association Note 6.16% due
      12/02/99. Market value of
      collateral is
      $204,169,336.)
    5.90%.............  04/01/98     81,000       81,000,000
    (Agreement dated 03/31/98 to
      be repurchased at
      $81,013,275 collateralized
      by $82,655,128 Federal
      National Mortgage
      Association Notes 7.00%
      due 12/01/27. Market value
      of collateral is
      $83,584,999.)
                                              --------------
    Total Repurchase Agreements
      (Cost $541,800,000)..................      541,800,000
                                              --------------

                See accompanying notes to financial statements.

                               TEMPFUND PORTFOLIO
                      Statement of Net Assets (Concluded)

                                  (Unaudited)

                                                 VALUE
                                             --------------
TOTAL INVESTMENTS
  (Cost $8,739,798,269*)........   100.1%    $8,739,798,269
                                   -----     --------------
LIABILITIES IN EXCESS OF OTHER
  ASSETS........................    (0.1)%      (11,302,878)
                                   -----     --------------
NET ASSETS (Equivalent to $1.00
  per share based on
  8,426,479,858 TempFund Shares
  and 302,050,808 TempFund
  Dollar Shares $0.001 par value
  common stock outstanding).....   100.0%    $8,728,495,391
                                   =====     ==============
NET ASSET VALUE, offering and redemption
  price per share
  ($8,728,495,391 divided by
     8,728,530,666).....................              $1.00
                                                      =====

---------------
* Cost for federal income tax purposes.
+ Variable Rate Obligations--The rate shown is the rate as of March 31, 1998 and the maturity date shown is the date the principal amount can be recovered upon demand or put.

--------------------------------------------------------------------------------
                            TEMPFUND/TEMPFUND DOLLAR
                              Maturity Information
                                 March 31, 1998
                                  (Unaudited)

                                                           PERCENTAGE
                         MATURITY           AMOUNT             OF
                         SCHEDULE            PAR            PORTFOLIO
                       -------------    --------------     ----------
                       1-  7 days       $1,303,762,000         14.8%
                       8- 14 days          719,250,000          8.2%
                       15- 30 days       1,729,680,000         19.7%
                       31- 60 days       2,301,443,000         26.2%
                       61- 90 days       1,118,058,000         12.8%
                       91-120 days         892,644,000         10.2%
                       121-150 days        415,000,000          4.7%
                       Over 150 days       300,690,000          3.4%
                                        --------------    ---------
                                        $8,780,527,000        100.0%
                                        ==============    =========
                       Average Weighted Maturity--42 days

--------------------------------------------------------------------------------


                See accompanying notes to financial statements.

                               TEMPCASH PORTFOLIO
                        Temporary Investment Fund, Inc.
                            Statement of Net Assets

                                 March 31, 1998
                                  (Unaudited)

                        MATURITY     PAR
                          DATE      (000)         VALUE
                        --------   --------   --------------
CERTIFICATES OF DEPOSIT--12.1%
DOMESTIC CERTIFICATES OF DEPOSIT--3.9%
  Bankers Trust Co.
    5.91%.............  08/07/98   $ 50,000   $   49,989,022
    5.98%.............  08/12/98     25,000       24,996,518
    5.90%.............  10/14/98     25,000       24,993,582
                                              --------------
                                                  99,979,122
                                              --------------
YANKEE DOLLAR CERTIFICATES OF DEPOSIT--8.2%
  Banque Paribas
    5.54%.............  04/09/98     40,000       40,000,086
    5.59%.............  04/09/98     25,000       25,000,328
    5.53%.............  04/21/98     25,000       25,000,137
  Bayerische Vereinsbank
    5.70%.............  01/07/99     20,000       19,992,206
  Skandinaviska Enskilda Banken
    5.56%.............  04/30/98     75,000       75,000,000
  Societe Generale
    5.78%.............  10/08/98     25,000       24,978,112
                                              --------------
                                                 209,970,869
                                              --------------
    Total Certificates of Deposit
      (Cost $309,949,991)..................      309,949,991
                                              --------------
COMMERCIAL PAPER--49.1%
ASSET BACKED SECURITIES--9.3%
  CC USA, Inc.
    5.40%.............  08/03/98     50,000       49,070,000
  Corporate Receivables Corp.
    5.45%.............  04/08/98     40,000       39,957,610
  Dakota Certificates Program
    5.45%.............  04/20/98     75,000       74,784,271
    5.45%.............  04/23/98     75,000       74,750,208
                                              --------------
                                                 238,562,089
                                              --------------
BANKS--3.2%
  AB Spintab Swedmortgage
    5.56%.............  04/06/98     18,000       17,986,100
    5.47%.............  05/11/98     40,000       39,756,889
    5.56%.............  06/12/98     25,000       24,722,000
                                              --------------
                                                  82,464,989
                                              --------------
BUSINESS CREDIT INSTITUTIONS--5.8%
  General Electric Capital Corp.
    5.45%.............  06/10/98    150,000      148,410,417
                                              --------------
CHEMICALS & ALLIED PRODUCTS--0.7%
  Monsanto Co.
    5.50%.............  07/08/98     17,000       16,745,472
                                              --------------
FOOD & KINDRED PRODUCTS--3.2%
  Diageo Capital PLC
    5.47%.............  04/29/98     50,000       49,787,278
    5.47%.............  08/26/98     33,000       32,262,918
                                              --------------
                                                  82,050,196
                                              --------------

                        MATURITY     PAR
                          DATE      (000)         VALUE
                        --------   --------   --------------
COMMERCIAL PAPER (CONTINUED)
HOUSEHOLD AUDIO & VIDEO EQUIPMENT--3.2%
  Toshiba America
    5.53%.............  06/09/98   $ 25,000   $   24,735,021
  Toshiba International Finance (UK) PLC
    5.51%.............  05/08/98     29,000       28,835,771
    5.51%.............  06/05/98      8,800        8,712,452
    5.52%.............  06/26/98     16,000       15,789,013
    5.51%.............  06/30/98      5,300        5,226,993
                                              --------------
                                                  83,299,250
                                              --------------
MOTOR VEHICLES & CAR BODIES--2.8%
  BMW US Capital Corp.
    5.46%.............  05/06/98     25,500       25,364,638
    5.47%.............  05/20/98     47,000       46,650,072
                                              --------------
                                                  72,014,710
                                              --------------
PERSONAL CREDIT INSTITUTIONS--3.9%
  Associates Corp. of North America
    5.43%.............  06/18/98    100,000       98,823,500
                                              --------------
SECURITY BROKERS & DEALERS--7.3%
  Lehman Brothers Holdings, Inc.
    5.54%.............  05/12/98     40,000       39,747,622
  Merrill Lynch & Co.
    5.47%.............  05/01/98     50,000       49,772,083
  Morgan Stanley Group, Inc.
    5.43%.............  06/17/98    100,000       98,838,583
                                              --------------
                                                 188,358,288
                                              --------------
SHORT-TERM BUSINESS CREDIT INSTITUTIONS--3.9%
  Sears Roebuck Acceptance Corp.
    5.46%.............  05/07/98     50,000       49,727,000
    5.46%.............  05/08/98     50,000       49,719,417
                                              --------------
                                                  99,446,417
                                              --------------
WHOLESALE MISCELLANEOUS DURABLE GOODS--5.8%
  Mitsubishi International Corp.
    5.58%.............  04/29/98     75,000       74,674,500
    5.53%.............  05/04/98     30,000       29,847,925
    5.53%.............  05/14/98     20,000       19,867,894
    5.51%.............  06/03/98     25,000       24,758,938
                                              --------------
                                                 149,149,257
                                              --------------
    Total Commercial Paper
      (Cost $1,259,324,585)................    1,259,324,585
                                              --------------
TIME DEPOSITS--3.7%
  Bank of Montreal
    5.875%............  04/01/98     95,700       95,700,000
                                              --------------
    Total Time Deposits
      (Cost $95,700,000)...................       95,700,000
                                              --------------

                See accompanying notes to financial statements.

                               TEMPCASH PORTFOLIO
                      Statement of Net Assets (Concluded)

                                  (Unaudited)

                        MATURITY     PAR
                          DATE      (000)         VALUE
                        --------   --------   --------------
VARIABLE RATE OBLIGATIONS+--35.2%
ASSET BACKED SECURITIES--5.9%
  SMM Trust 1997-X
    5.6875%...........  04/12/98   $ 75,000   $   75,000,000
  SMM Trust 1998-B
    5.6875%...........  04/06/98     75,000       75,000,000
                                              --------------
                                                 150,000,000
                                              --------------
BANKS--2.9%
  Skandinaviska Enskilda Banken Funding, Inc.
    5.6125%...........  04/13/98     75,000       74,964,976
                                              --------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION--2.9%
  Federal National Mortgage Association
    5.282%............  04/07/98     75,000       75,000,000
                                              --------------
LIFE INSURANCE--5.8%
  General American Life Insurance Co.
    5.83%.............  04/01/98    100,000      100,000,000
  Peoples Security Life
    5.84%.............  04/01/98     50,000       50,000,000
                                              --------------
                                                 150,000,000
                                              --------------
PERSONAL CREDIT INSTITUTIONS--0.6%
  Dean Witter, Discover & Co.
    5.7275%...........  04/15/98     15,000       15,003,721
                                              --------------
SECURITY BROKERS & DEALERS--10.7%
  Bear Stearns Companies, Inc.
    5.6535%...........  04/22/98    100,000      100,000,000
    5.755%............  05/06/98     50,000       50,000,000
  Lehman Brothers Holdings, Inc.
    5.7075%...........  06/05/98    125,000      125,000,000
                                              --------------
                                                 275,000,000
                                              --------------
SERVICES--AUTO RENT & LEASE--5.8%
  PHH Corp.
    5.6275%...........  04/11/98     40,000       39,986,638
    5.6275%...........  04/13/98     50,000       49,986,358
    5.6275%...........  04/27/98     50,000       49,997,614
    5.6675%...........  04/27/98     10,000       10,000,310
                                              --------------
                                                 149,970,920
                                              --------------
STUDENT LOAN MARKETING ASSOCIATION--0.6%
  Student Loan Marketing Association Variable Rate Notes
    5.378%............  04/07/98      4,000        4,000,136
    5.388%............  04/07/98      2,000        2,000,087
    5.398%............  04/07/98     10,000       10,001,423
                                              --------------
                                                  16,001,646
                                              --------------
    Total Variable Rate Obligations
      (Cost $905,941,263)..................      905,941,263
                                              --------------

                                                 VALUE
                                             --------------
TOTAL INVESTMENTS IN SECURITIES
  (Cost $2,570,915,839*)........   100.1%    $2,570,915,839
LIABILITIES IN EXCESS OF OTHER
  ASSETS........................    (0.1)%       (3,860,740)
                                   -----     --------------
NET ASSETS (Equivalent to $1.00
  per share based on
  2,124,022,353 TempCash shares
  and 443,551,572 TempCash
  Dollar shares, $0.001 par
  value common stock
  outstanding)..................   100.0%    $2,567,055,099
                                   =====     ==============
NET ASSET VALUE
  ($2,567,055,099 divided by
      2,567,573,925)............                      $1.00
                                                      =====

---------------
* Cost for federal income tax purposes.
+ Variable Rate Obligations--The rate shown is the rate as of March 31, 1998 and the maturity date shown is the date the principal amount can be recovered upon demand or put.

----------------------------------------------------------------------------
                            TEMPCASH/TEMPCASH DOLLAR
                              Maturity Information
                                 March 31, 1998
                                  (Unaudited)

                                                         PERCENTAGE
                        MATURITY           AMOUNT            OF
                        SCHEDULE            PAR          PORTFOLIO
                      -------------    --------------    ----------
                         1-  7 days    $  429,700,000       16.6%
                         8- 14 days       295,000,000       11.4%
                        15- 30 days       600,000,000       23.3%
                        31- 60 days       431,500,000       16.7%
                        61- 90 days       574,800,000       22.3%
                        91-120 days        22,300,000        0.9%
                       121-150 days       158,000,000        6.1%
                      Over 150 days        70,000,000        2.7%
                                       --------------    --------
                                       $2,581,300,000      100.0%
                                       ==============    ========

                       Average Weighted Maturity--45 days
----------------------------------------------------------------------------


                See accompanying notes to financial statements.

                        TEMPORARY INVESTMENT FUND, INC.
                            Statements of Operations
                        Six Months ended March 31, 1998
                                  (Unaudited)


                                                                TEMPFUND      TEMPCASH
                                                               PORTFOLIO      PORTFOLIO
                                                              ------------   -----------
Interest Income.............................................  $286,500,195   $86,565,919
                                                              ------------   -----------
Expenses:
    Investment advisory fee.................................     5,161,279     2,245,088
    Administration fee......................................     5,161,279     2,245,088
    Directors' fees and officer's salary....................       117,197        29,930
    Transfer agent fee......................................       313,800        73,586
    Custodian fee ..........................................       467,805       185,666
    Shareholder computer access program.....................       (20,257)       13,709
    Legal and audit.........................................        58,487        15,178
    Registration fees and expenses..........................        26,197        11,781
    Other...................................................        75,957        17,234
                                                              ------------   -----------
                                                                11,361,744     4,837,260
    Less fees waived........................................    (2,321,119)   (2,113,281)
                                                              ------------   -----------
                                                                 9,040,625     2,723,979
    Service Organization fees...............................       397,779       534,483
                                                              ------------   -----------
         Total expenses.....................................     9,438,404     3,258,462
                                                              ------------   -----------
    Net investment income...................................   277,061,791    83,307,457
Net realized (loss) on investments .........................       (35,275)      (15,064)
                                                              ------------   -----------
    Net increase in net assets resulting from operations....  $277,026,516   $83,292,393
                                                              ============   ===========

                See accompanying notes to financial statements.

                        TEMPORARY INVESTMENT FUND, INC.
                      Statements of Changes in Net Assets


                                                  TEMPFUND PORTFOLIO                    TEMPCASH PORTFOLIO
                                         ------------------------------------   -----------------------------------
                                                               YEAR ENDED                             YEAR ENDED
                                         SIX MONTHS ENDED     SEPTEMBER 30,     SIX MONTHS ENDED    SEPTEMBER 30,
                                          MARCH 31, 1998          1997           MARCH 31, 1998          1997
                                         ----------------   -----------------   ----------------   ----------------
                                           (UNAUDITED)                            (UNAUDITED)
Increase in net assets:
    Operations:
        Net investment income..........  $    277,061,791   $     451,218,574   $     83,307,457   $    175,320,887
        Net realized gain (loss) on
          investments..................           (35,275)             24,187            (15,064)            79,331
                                         ----------------   -----------------   ----------------   ----------------
          Net increase in net assets
            resulting from
            operations.................       277,026,516         451,242,761         83,292,393        175,400,218
                                         ----------------   -----------------   ----------------   ----------------
    Distributions to shareholders:
        Dividends to shareholders from
          net investment income:
          TempFund shares..............      (268,681,706)       (433,387,702)                --                 --
          TempFund Dollar shares.......        (8,380,085)        (17,830,872)                --                 --
          TempCash shares..............                --                  --        (71,988,576)      (150,279,493)
          TempCash Dollar shares.......                --                  --        (11,318,881)       (25,041,394)
        Distributions to shareholders
          from net realized gain:
          TempFund shares..............           (23,462)            (47,562)                --                 --
          TempFund Dollar shares.......              (725)             (1,567)                --                 --
                                         ----------------   -----------------   ----------------   ----------------
            Total distributions to
              shareholders.............      (277,085,978)       (451,267,703)       (83,307,457)      (175,320,887)
                                         ----------------   -----------------   ----------------   ----------------
    Capital share transactions
      (at $1 per share):
        Sale of shares.................    96,396,783,546     159,612,735,266     30,755,692,599     66,663,923,098
        Shares issued in reinvestment
          of dividends.................        99,616,750         136,470,296         37,365,247         69,364,628
        Shares repurchased.............   (96,183,630,871)   (157,210,517,694)   (30,618,553,662)   (66,703,957,164)
                                         ----------------   -----------------   ----------------   ----------------
            Increase in net assets
              derived from capital
              share transactions.......       312,769,425       2,538,687,868        174,504,184         29,330,562
                                         ----------------   -----------------   ----------------   ----------------
            Total increase in net
              assets...................       312,709,963       2,538,662,926        174,489,120         29,409,893
Net assets:
    Beginning of period................     8,415,785,428       5,877,122,502      2,392,565,979      2,363,156,086
                                         ----------------   -----------------   ----------------   ----------------
    End of period......................  $  8,728,495,391   $   8,415,785,428   $  2,567,055,099   $  2,392,565,979
                                         ================   =================   ================   ================

                See accompanying notes to financial statements.

                        TEMPORARY INVESTMENT FUND, INC.
                              Financial Highlights
           (For a Share of the Fund Outstanding Throughout Each Year)

                                                                                TEMPFUND SHARES
                                                -------------------------------------------------------------------------------
                                                  SIX MONTHS                        YEAR ENDED SEPTEMBER 30,
                                                    ENDED        --------------------------------------------------------------
                                                MARCH 31, 1998      1997         1996         1995         1994         1993
                                                --------------   ----------   ----------   ----------   ----------   ----------
                                                 (UNAUDITED)
Net Asset Value, Beginning of Period..........        $  1.00       $  1.00      $  1.00      $  1.00      $  1.00      $  1.00
                                                   ---------        -------      -------      -------      -------      -------
Income From Investment Operations
  Net Investment Income.......................        0.0275         0.0539       0.0541       0.0567       0.0360       0.0310
                                                   ---------        -------      -------      -------      -------      -------
  Total From Investment Operations............        0.0275         0.0539       0.0541       0.0567       0.0360       0.0310
                                                   ---------        -------      -------      -------      -------      -------
Less Distributions
  Dividends (from net investment income)......       (0.0275)       (0.0539)     (0.0541)     (0.0567)     (0.0360)     (0.0310)
                                                   ---------        -------      -------      -------      -------      -------
  Total Distributions.........................       (0.0275)       (0.0539)     (0.0541)     (0.0567)     (0.0360)     (0.0310)
                                                   ---------        -------      -------      -------      -------      -------
Net Asset Value, End of Period................       $  1.00        $  1.00      $  1.00      $  1.00      $  1.00      $  1.00
                                                   =========        =======      =======      =======      =======      =======
  Total Return................................         5.66%(2)       5.53%        5.55%        5.82%        3.66%        3.14%
  Ratios/Supplemental Data
    Net Assets, End of Period (000's).........    $8,426,445     $8,060,501   $5,715,004    5,351,346   $4,480,851   $5,522,056
    Ratio of Expenses to Average Daily Net
      Assets..................................         0.18%(1,2)     0.18%(1)     0.18%(1)     0.24%(1)     0.25%(1)     0.21%
    Ratio of Net Investment Income to
      Average Daily Net Assets................         5.52%(2)       5.39%        5.41%        5.67%        3.60%        3.10%

                                                                            TEMPFUND DOLLAR SHARES
                                                -------------------------------------------------------------------------------
                                                  SIX MONTHS                        YEAR ENDED SEPTEMBER 30,
                                                    ENDED        --------------------------------------------------------------
                                                MARCH 31, 1998      1997         1996         1995         1994         1993
                                                --------------   ----------   ----------   ----------   ----------   ----------
                                                 (UNAUDITED)
Net Asset Value, Beginning of Period..........        $  1.00       $  1.00      $  1.00      $  1.00      $  1.00      $  1.00
                                                   ---------        -------      -------      -------      -------      -------
Income From Investment Operations
  Net Investment Income.......................        0.0263         0.0514       0.0516       0.0542       0.0335       0.0285
                                                   ---------        -------      -------      -------      -------      -------
  Total From Investment Operations............        0.0263         0.0514       0.0516       0.0542       0.0335       0.0285
                                                   ---------        -------      -------      -------      -------      -------
Less Distributions
  Dividends (from net investment income)......       (0.0263)       (0.0514)     (0.0516)     (0.0542)     (0.0335)     (0.0285)
                                                   ---------        -------      -------      -------      -------      -------
  Total Distributions.........................       (0.0263)       (0.0514)     (0.0516)     (0.0542)     (0.0335)     (0.0285)
                                                   ---------        -------      -------      -------      -------      -------
Net Asset Value, End of Period................       $  1.00        $  1.00      $  1.00      $  1.00      $  1.00      $  1.00
                                                   =========        =======      =======      =======      =======      =======
  Total Return................................         5.40%(2)       5.27%        5.30%        5.57%        3.41%        2.89%
  Ratios/Supplemental Data Net Assets, End of
    Period (000's)............................    $  302,050     $  355,284   $  162,119   $   81,828   $  102,105   $  112,695
    Ratio of Expenses to Average Daily
      Net Assets..............................         0.43%(1,2)     0.43%(1)     0.43%(1)     0.49%(1)     0.50%(1)     0.46%
    Ratio of Net Investment Income to
      Average Daily Net Assets................         5.27%(2)       5.14%        5.16%        5.42%        3.35%        2.85%

---------------
(1) Without the waiver of advisory and administration fees, the ratios of expenses to average daily net assets for TempFund Shares would have been .23% (annualized) for the six months ended March 31, 1998 and .24%, .26%, .27%, and .27% for the years ended September 30, 1997, 1996, 1995, and 1994, respectively. For TempFund Dollar Shares, the ratio of expenses to average daily net assets would have been .48% (annualized) for the six months ended March 31, 1998 and .49%, .51%, .52%, and .52% for the years ended September 30, 1997, 1996, 1995, and 1994, respectively.
(2) Annualized.

                See accompanying notes to financial statements.

                        TEMPORARY INVESTMENT FUND, INC.
                              Financial Highlights
          (For a Share of the Fund Outstanding Throughout Each Period)

                                                                                TEMPCASH SHARES
                                                -------------------------------------------------------------------------------
                                                  SIX MONTHS                        YEAR ENDED SEPTEMBER 30,
                                                    ENDED        --------------------------------------------------------------
                                                MARCH 31, 1998      1997         1996         1995         1994         1993
                                                --------------   ----------   ----------   ----------   ----------   ----------
                                                 (UNAUDITED)
Net Asset Value, Beginning of Period..........        $  1.00       $  1.00      $  1.00      $  1.00      $  1.00      $  1.00
                                                   ---------        -------      -------      -------      -------      -------
Income From Investment Operations
  Net Investment Income.......................        0.0276         0.0541       0.0542       0.0575       0.0370       0.0310
                                                   ---------        -------      -------      -------      -------      -------
  Total From Investment Operations............        0.0276         0.0541       0.0542       0.0575       0.0370       0.0310
                                                   ---------        -------      -------      -------      -------      -------
Less Distributions
  Dividends (from net investment income)......       (0.0276)       (0.0541)     (0.0542)     (0.0575)     (0.0370)     (0.0310)
                                                   ---------        -------      -------      -------      -------      -------
  Total Distributions.........................       (0.0276)       (0.0541)     (0.0542)     (0.0575)     (0.0370)     (0.0310)
                                                   ---------        -------      -------      -------      -------      -------
Net Asset Value, End of Period................       $  1.00        $  1.00      $  1.00      $  1.00      $  1.00      $  1.00
                                                   =========        =======      =======      =======      =======      =======
  Total Return................................         5.69%(2)       5.55%        5.56%        5.90%        3.76%        3.14%
  Ratios/Supplemental Data
    Net Assets, End of Period (000's).........    $2,123,606     $1,991,037   $1,835,326   $1,316,166   $2,330,456   $1,479,035
    Ratio of Expenses to Average Daily
      Net Assets..............................         0.18%(1,2)     0.18%(1)     0.18%(1)     0.16%(1)     0.16%(1)     0.19%(1)
    Ratio of Net Investment Income to
      Average Daily Net Assets................         5.54%(2)       5.41%        5.42%        5.75%        3.70%        3.10%

                                                                            TEMPCASH DOLLAR SHARES
                                                -------------------------------------------------------------------------------
                                                  SIX MONTHS                        YEAR ENDED SEPTEMBER 30,
                                                    ENDED        --------------------------------------------------------------
                                                MARCH 31, 1998      1997         1996         1995         1994         1993
                                                --------------   ----------   ----------   ----------   ----------   ----------
                                                 (UNAUDITED)
Net Asset Value, Beginning of Period..........        $  1.00       $  1.00      $  1.00      $  1.00      $  1.00      $  1.00
                                                   ---------        -------      -------      -------      -------      -------
Income From Investment Operations
  Net Investment Income.......................        0.0264         0.0516       0.0517       0.0550       0.0345       0.0285
                                                   ---------        -------      -------      -------      -------      -------
  Total From Investment Operations............        0.0264         0.0516       0.0517       0.0550       0.0345       0.0285
                                                   ---------        -------      -------      -------      -------      -------
Less Distributions
  Dividends (from net investment income)......       (0.0264)       (0.0516)     (0.0517)     (0.0550)     (0.0345)     (0.0285)
                                                   ---------        -------      -------      -------      -------      -------
  Total Distributions.........................       (0.0264)       (0.0516)     (0.0517)     (0.0550)     (0.0345)     (0.0285)
                                                   ---------        -------      -------      -------      -------      -------
Net Asset Value, End of Period................       $  1.00        $  1.00      $  1.00      $  1.00      $  1.00      $  1.00
                                                   =========        =======      =======      =======      =======      =======
  Total Return................................         5.22%(2)       5.29%        5.31%        5.65%        3.51%        2.89%
  Ratios/Supplemental Data
    Net Assets, End of Period (000's).........    $  443,449     $  401,529   $  527,830   $  454,156   $  397,948   $  307,239
    Ratio of Expenses to Average Daily
      Net Assets..............................         0.43%(1,2)     0.43%(1)     0.43%(1)     0.41%(1)     0.41%(1)     0.44%(1)
    Ratio of Net Investment Income to
      Average Daily Net Assets................         5.29%          5.16%        5.17%        5.50%        3.45%        2.85%

---------------
(1) Without the waiver of advisory and administration fees, the ratios of expenses to average daily net assets for TempCash Shares would have been .32% (annualized) for the six months ended March 31, 1998 and .30%, .33%, .30%, .33%, and .37% for the years ended September 30, 1997, 1996, 1995,
    1994 and 1993, respectively. For TempCash Dollar Shares, the ratio of expenses to average daily net assets would have been .57% (annualized) for the six months ending March 31, 1998 and .55%, .58%, .55%, .58% and .62% for the years ended September 30, 1997, 1996, 1995, 1994 and 1993, respectively.
(2) Annualized.

                See accompanying notes to financial statements.

                         Notes to Financial Statements
                                  (Unaudited)

A. Temporary Investment Fund, Inc. (the Company) is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management company. The Company maintains two separate portfolios, TempFund and TempCash. Interests in the TempFund portfolio are represented by Class B (TempFund shares) and Class B--Special Series 1 (TempFund Dollar shares) common stock. Interests in the TempCash portfolio are represented by Class C (TempCash Dollar shares) and Class C--Special Series 1 (TempCash shares) common stock.

  Dollar Shares are substantially identical in all respects to other classes of shares, except that Dollar Shares are sold to institutions which provide support services to their customers, who beneficially own shares, in consideration of the Company's payment of 0.25% (on an annualized basis) of the average daily net asset value of the shares held by the institutions for the benefit of their customers. The Service Organization fee is applicable only to the earnings of the respective Dollar series of shares.

B. Significant accounting policies are as follows:

  Security Valuation--Portfolio securities are valued under the amortized cost method which approximates current market value. Under this method, securities are valued at cost when purchased and thereafter a constant proportionate amortization of any discount or premium is recorded until maturity of the security. Regular review and monitoring of the market-based valuation is performed in an attempt to avoid dilution or other unfair results to shareholders. The Company seeks to maintain the net asset value per share of each portfolio at $1.00.

  Repurchase Agreements--The Company may purchase, for each portfolio, money market instruments from financial institutions, such as banks and non-bank dealers, subject to the seller's agreement to repurchase them at an agreed upon date and price. Although the securities subject to repurchase agreements may bear maturities exceeding thirteen months, the repurchase agreements themselves will have a maximum maturity of one year or less. The seller will be required on a daily basis to maintain the value of securities subject to the agreement at not less than the repurchase price.

  Dividends to Shareholders--Dividends are declared daily and paid monthly. Dividends payable are recorded on the dividend record date. Net income for dividend purposes includes interest accrued and discount earned on portfolio securities and is reduced by premium amortized and expenses accrued. Net realized capital gains, if any, will be distributed at least annually.

  Federal Taxes--No provision is made for federal taxes as it is the Company's intention to have each portfolio continue to qualify as a regulated investment company and to make the requisite distributions to its shareholders which will be sufficient to relieve it from all or substantially all federal income and excise taxes.

  Use of Estimates--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that could affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

  Other--Investment transactions are accounted for on the trade date and the cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Expenses not directly attributable to a specific portfolio are allocated between the two portfolios based on their relative net assets.

                                  (Unaudited)

C. Under agreements among the Company, PNC Bank, National Association (PNC
Bank), and BlackRock Institutional Management Corporation (BIMC), an indirect wholly-owned subsidiary of PNC Bank, BIMC manages the Company's portfolios and maintains their financial accounts. PNC Bank is the Company's sub-adviser and custodian and PFPC Inc. (PFPC) is the Company's transfer agent.

  In March 1998, BIMC (formerly known as PNC Institutional Management Corporation), assumed the responsibilities of PNC Bank, as sub-adviser, to provide research, credit analysis and recommendations with respect to the Fund's investments and supply certain computer facilities, personnel and other services. The personnel and facilities related to these services have been transferred to BIMC and BIMC's obligation to pay to PNC Bank a portion of the advisory fee has been terminated.

  Provident Distributors, Inc. (PDI) is the Company's Distributor. No compensation is payable by the Company to PDI for its distribution services.

  The Company has entered into a Co-Administration Agreement with PFPC and PDI for certain administrative services.

  In return for their advisory and administrative services, the Company pays BIMC and the administrators each a fee, computed daily and payable monthly, based upon an annualized percentage of the average daily net assets of each portfolio as follows:

      TempFund Portfolio:

  0.175% of the first $1 billion, plus 0.15% of the next $1 billion, 0.125% of the next $1 billion, 0.10% of the next $1 billion, 0.095% of the next $1 billion, 0.09% of the next $1 billion, 0.08% of the next $1 billion, 0.075% of the next $1 billion and 0.07% of net assets in excess of $8 billion.

      TempCash Portfolio:

  0.175% of the first $1 billion, plus 0.15% of the next $1 billion, 0.125% of the next $1 billion, 0.10% of the next $1 billion, 0.095% of the next $1 billion, 0.09% of the next $1 billion, 0.085% of the next $1 billion and 0.08% of net assets in excess of $7 billion.

  If expenses borne by either portfolio in any fiscal year exceed the applicable expense limitation imposed by state securities regulations, the administrators and BIMC will each reimburse the portfolio for one-half of any excess expense up to the amount of fees payable to it (except where such regulations require reimbursement regardless of the fees payable to it).

  The administrators and BIMC have also agreed to reduce their fees, on an equal basis, to the extent necessary to ensure that the ordinary operating expenses (excluding Service Organization fees) of the TempFund portfolio and the TempCash portfolio do not exceed 0.18% of each portfolio's average daily net assets.

  For the six months ended March 31, 1998, the administrators and BIMC waived, on an equal basis, administration and advisory fees payable to them in the amounts of $2,321,119 and $2,113,281 for the TempFund portfolio and the TempCash portfolio, respectively.

  Service Organization fees of $378,611 were paid to affiliates of BIMC for the six months ended March 31, 1998.

  Expenses include legal fees paid to counsel to the Company, a partner of which is secretary of the Company.

D. At March 31, 1998, the Company was authorized to issue 60 billion shares of common stock, par value $0.001 per share, of which 40 billion were classified as Class B shares, 5 billion shares as Class B--Special Series 1 shares, 5 billion shares as Class C shares and 10 billion as Class C--Special Series 1 shares.

                   Notes to Financial Statements (Concluded)

    Transactions in shares of each portfolio are summarized as follows:

                                       TEMPFUND PORTFOLIO                      TEMPCASH PORTFOLIO
                              -------------------------------------   -------------------------------------
                              SIX MONTHS ENDED       YEAR ENDED       SIX MONTHS ENDED       YEAR ENDED
                               MARCH 31, 1998    SEPTEMBER 30, 1997    MARCH 31, 1998    SEPTEMBER 30, 1997
                              ----------------   ------------------   ----------------   ------------------
                                (UNAUDITED)                             (UNAUDITED)
Sale of shares
    TempFund Class B........  $ 92,844,074,178   $ 153,826,742,485                  --                  --
    TempFund Dollar.........     3,552,709,368       5,785,992,781                  --                  --
    TempCash................                --                  --    $ 29,514,838,352    $ 63,725,228,824
    TempCash Dollar.........                --                  --       1,240,854,247       2,938,694,274
Shares issued in
  reinvestment of dividends
    TempFund Class B........        94,592,638         129,081,124                  --                  --
    TempFund Dollar.........         5,024,112           7,389,172                  --                  --
    TempCash................                --                  --          29,102,840          55,343,699
    TempCash Dollar.........                --                  --           8,262,407          14,020,929
Shares repurchased
    TempFund Class B........   (92,572,686,034)   (151,610,301,526)                 --                  --
    TempFund Dollar.........    (3,610,944,837)     (5,600,216,168)                 --                  --
    TempCash................                --                  --     (29,411,358,329)    (63,624,929,705)
    TempCash Dollar.........                --                  --      (1,207,195,333)     (3,079,027,459)
                              ----------------   -----------------    ----------------    ----------------
Increase
  in net assets derived from
  capital share
  transactions..............  $    312,769,425   $   2,538,687,868    $    174,504,184    $     29,330,562
                              ================   =================    ================    ================

E. At September 30, 1997, a capital loss carryover of $503,763 in the TempCash portfolio was available to offset future realized gains of which $439,119 expires in 2002 and $64,644 expires in 2004.

F. At March 31, 1998, net assets consisted of the following: (Unaudited)

                                                                 TEMPFUND          TEMPCASH
                                                              --------------    --------------
Paid-in capital.............................................  $8,728,530,666    $2,567,573,925
Accumulated net realized (losses)...........................         (35,275)         (518,826)
                                                              --------------    --------------
Total net assets............................................  $8,728,495,391    $2,567,055,099
                                                              ==============    ==============

       Board of Directors
        G. Willing Pepper
          Chairman
        G. Nicholas Beckwith, III
        Philip E. Coldwell
        Robert R. Fortune
        Jerrold B. Harris
        Rodney D. Johnson

       Officers
        Thomas H. Nevin
           President
        Lisa M. Buono
           Treasurer
        W. Bruce McConnel, III
           Secretary
       Investment Adviser
        BlackRock Institutional
        Management Corporation
        400 Bellevue Parkway
        Wilmington, DE 19809

       Co-Administrators
        PFPC Inc.
        400 Bellevue Parkway
        Wilmington, DE 19809

        Provident Distributors, Inc.
        Four Falls Corporate Center
        6th Floor
        West Conshohocken, PA 19428

       Distributor
        Provident Distributors, Inc.
        Four Falls Corporate Center
        6th Floor
        West Conshohocken, PA 19428

       Transfer Agent
        PFPC Inc.
        P.O. Box 8950
        Wilmington, DE 19885-9628

       This report is submitted for
       the general information of the
       shareholders of the Company.
       It is not authorized for
       distribution to prospective
       investors unless accompanied
       or preceded by effective
       prospectuses for each
       portfolio of the Company,
       which contain information
       concerning the investment
       policies of the portfolios as
       well as other pertinent
       information.

       PIF-T-001
                                                       TEMPFUND
                                                       TEMPCASH
                                                 Investment Portfolios
                                                      Offered by
                                            Temporary Investment Fund, Inc.
                                                         LOGO
                                                  Semi-Annual Report
                                                    to Shareholders
                                                    March 31, 1998